BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
Broker-Dealer [Abstract]
BANK BORROWINGS

NOTE－12 BANK BORROWINGS

Bank borrowings consisted of the following:

	Terms of	Annual	As of December 31,
	repayments	interest rate	2025	2024
			US$’000	US$’000

Term loans	2 to 5 years	2.5% - 3.5%	-	428
Trust receipts	Within 12 months	6.34%	8,288	12,213
Bank overdraft	Within 12 months	-%	284	-

Total			8,572	12,641

Representing
Within 12 months			8,572	12,641
Over 1 year			-	-

			8,572	12,641

As of December 31, 2025 and 2024, bank borrowings were obtained from several financial institutions in Singapore, which bear annual interest at a fixed rate from 2.5% to 3.5% and are repayable in 12 months to 5 years.

The Company’s bank borrowings are currently guaranteed by personal guarantees from Mr. James Lim and Ms. Lee NG. Certain banks have waived the requirement for directors’ personal guarantees and replaced them with corporate guarantees from the Company, while approvals from other banks remain pending.